Debt Instruments Issued and Other Financial Liabilities - Schedule of Debt Classified (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 6,547,807	$ 5,609,795
Other financial liabilities	359,573	42,435
Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	18,940	24,035
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	6,528,867	5,585,760
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,263,169	1,153,045
Long term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	6,217,840	5,096,736
Long term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	12,794	17,226
Long term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	6,205,046	5,079,510
Short term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	329,967	513,059
Other financial liabilities	359,573	42,435
Short term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	6,146	6,809
Short term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 323,821	$ 506,250